SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Shareholders Equity Tables
Summary of outstanding warrants

A summary of the status of our outstanding warrants as of December 31, 2014 and December 31, 2013 and changes during the periods then ended is presented below:

	12/31/2014		12/31/2013
	Number of Warrants	Weighted average exercise price	Number of Warrants	Weighted average exercise price
Outstanding, beginning of the period	-	$-	-	$-
Granted	180,106	0.2	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding, end of the period	180,106	$1.97	-	-
Exercisable at the end of the period	180,106	$1.97	-	-
Weighted average fair value of options granted during the period		$-		$-

Summary range outstanding exercisable

The following table summarizes the range of outstanding and exercisable options as of December 31, 2014:

Range of Exercise prices	Number Outstanding at December 31, 2014	Weighted average Life Remaining (years)	Exercise price	Number Exercisable at December 31, 2014	Weighted average Life Remaining (years)
$0.20	30,018	2.31	$0.20	30,018	2.31
$2.32	150,088	1.98	$2.32	150,088	1.98
	180,106			180,106